RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Restricted cash deposited as collateral for irrevocable letters of credit	$ 6,849,705	$ 7,973,955